As filed with the Securities and Exchange Commission on May 30, 2017

Securities Act Registration No. 333-206600

Investment Company Act Reg. No. 811-23078

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 39	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

Amendment No. 41	☒

(Check appropriate box or boxes.)

___________________________________

Virtus ETF Trust II

(Exact Name of Registrant as Specified in Charter)

1540 Broadway, New York, NY 10036

(Address of Principal Executive Offices) (Zip Code)

(212) 593-4383

(Registrant’s Telephone Number, including Area Code)

Virtus ETF Trust II

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

with a copy to:

Michael D. Mabry, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on June 1, 2017 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Virtus Enhanced U.S. Equity ETF series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE

Post-Effective Amendment No. 31 (“PEA 31”) was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(1) of the Securities Act of 1933 (“Securities Act”) on March 27, 2017 (Accession Number 0000891092-17-002340) relating to the Virtus Enhanced U.S. Equity ETF (the “Fund”), a series of Virtus ETF Trust II (the “Registrant”), to be effective on May 26, 2017. Post-Effective Amendment No. 38 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) of the Securities Act on May 25, 2017 (Accession Number 0000891092-17-004105) relating to the Fund to delay the effectiveness of PEA 31 to become effective on May 31, 2017.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act, this Post-Effective Amendment No. 39 (“PEA 39”) to the Registration Statement relating to the Fund is being filed solely for the purpose of delaying the effectiveness of PEA 31 to become effective on June 1, 2017.

Accordingly, the prospectus and statement of additional information of the Registrant as filed on Form N-1A (Nos. 333-206600 and 811-23078) in PEA 31 are incorporated herein by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA 39 is intended to become effective on June 1, 2017.

PART C

OTHER INFORMATION

Virtus ETF Trust II

Item 28. Exhibits

(a)	(1)	Certificate of Trust of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Registration Statement on Form N-1A, filed August 26, 2015
	(2)	Declaration of Trust of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed June 3, 2016
(b)	Bylaws of Virtus ETF Trust II dated July 14, 2015, incorporated by reference to Registrant’s Registration Statement on Form N-1A, filed August 26, 2015
(c)	Instruments Defining Rights of Security Holders – See relevant portions of Certificate of Trust, Declaration of Trust and Bylaws

(d)	(1)	Investment Advisory Agreement dated January 4, 2016, between Virtus ETF Trust II and Virtus ETF Advisers LLC (“Advisory Agreement”), incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(2)	Form of Amendment to Schedule A to the Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed April 3, 2017
	(3)	Sub-Advisory Agreement dated January 5, 2016, among Virtus ETF Trust II, Virtus ETF Advisers LLC and Newfleet Asset Management, LLC, on behalf of Virtus Newfleet Dynamic Credit ETF, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(4)	Form of Sub-Advisory Agreement among Virtus ETF Trust II, Virtus ETF Advisers LLC and Duff & Phelps Investment Management Co., on behalf of Virtus Japan Alpha ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed on August 29, 2016
	(5)	Form of Sub-Advisory Agreement among Virtus ETF Trust II, Virtus ETF Advisers LLC and Rampart Investment Management Company, LLC, on behalf of Virtus Enhanced Investment Grade Bond ETF, to be filed by amendment
	(6)	Form of Sub-Advisory Agreement among Virtus ETF Trust II, Virtus ETF Advisers LLC and Rampart Investment Management Company, LLC, on behalf of Virtus Enhanced Gold ETF, to be filed by amendment
	(7)	Form of Sub-Advisory Agreement among Virtus ETF Trust II, Virtus ETF Advisers LLC and Rampart Investment Management Company, LLC, on behalf of Virtus Enhanced Short U.S. Equity ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed April 3, 2017
(e)	(1)	Distribution Agreement dated February 10, 2016, between Virtus ETF Trust II and ETF Distributors LLC (“Distribution Agreement”), incorporated by reference to Registrant’s Post-Effective Amendment No. 1, filed February 19, 2016
	(2)	First Amendment to Distribution Agreement dated June 3, 2016, on behalf of Virtus Enhanced U.S. Equity ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed June 3, 2016

(f)	Not Applicable
(g)	Custody Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
(h)	(1)	Fund Administration and Accounting Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon (“Fund Administration and Accounting Agreement”), incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(2)	Amendment to Fund Administration and Accounting Agreement, to be filed amendment
	(3)	Transfer Agency and Service Agreement dated December 17, 2015, between Virtus ETF Trust II and The Bank of New York Mellon, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(4)	Form of Authorized Participant Agreement between ETF Distributors LLC, The Bank of New York Mellon and Authorized Participants, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(5)	Administrative Services Agreement dated November 10, 2015, between Virtus ETF Trust II and Virtus ETF Solutions LLC (“Administration Agreement”), incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(6)	First Amendment to Administrative Services Agreement dated June 3, 2016, on behalf of Virtus Enhanced U.S. Equity ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed June 3, 2016
	(7)	Expense Limitation Agreement dated November 28, 2016, between Virtus ETF Trust II, on behalf of Virtus Newfleet Dynamic Credit ETF, and Virtus ETF Advisers LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 16, filed November 28, 2016
	(8)	Expense Limitation Agreement dated August 29, 2016, between Virtus ETF Trust II, on behalf of Virtus Japan Alpha ETF, and Virtus ETF Advisers LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed on August 29, 2016

(i)	(1)	Legal Opinion of Kilpatrick Townsend & Stockton LLP dated February 19, 2016, on behalf of Virtus Newfleet Dynamic Credit ETF, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
	(2)	Legal Opinion of Kilpatrick Townsend & Stockton LLP dated June 3, 2016, on behalf of Virtus Enhanced U.S. Equity ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed June 3, 2016
	(3)	Legal Opinion of Stradley Ronon Stevens & Young, LLP dated August 26, 2016, on behalf of Virtus Japan Alpha ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed August 29, 2016
	(4)	Legal Opinion of Stradley Ronon Stevens & Young, LLP on behalf of Virtus Enhanced Short U.S. Equity ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 32, filed April 3, 2017
	(5)	Legal Opinion of Stradley Ronon Stevens & Young, LLP on behalf of Virtus Enhanced Investment Grade Bond ETF, to be filed by amendment
	(6)	Legal Opinion of Stradley Ronon Stevens & Young, LLP on behalf of Virtus Enhanced Gold ETF, to be filed by amendment

(j)	Not applicable
(k)	Not applicable
(l)	Initial Share Purchase Agreement dated December 18, 2015, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016
(m)	Distribution and Service Plan dated May 5, 2016, for Virtus ETF Trust II, incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed June 3, 2016
(n)	Not applicable
(o)	Reserved
(p)	(1) Code of Ethics of Virtus ETF Trust II, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed on August 29, 2016
(2) Code of Ethics of ETF Distributors LLC, Virtus ETF Advisers LLC, Newfleet Asset Management, Duff & Phelps Investment Management Co., and Rampart Investment Management Company, LLC, dated June 30, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed on August 29, 2016
(q)	Powers of Attorney, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed February 19, 2016

Item 29. Persons Controlled By or Under Common Control with Registrant

No person is controlled by or under common control with the Registrant.

Item 30. Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any Trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.

Reference is made to Article IX of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein. The general effect of the indemnification available to an officer or Trustee may be to reduce the circumstances under which the officer or Trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or Trustee.

The Registrant (sometimes referred to as the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer or employee of the Trust, including persons who serve at the request of the Trust as directors, Trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, Trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust; are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification shall be advanced by the Trust or the applicable Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with the Shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser and Sub-Adviser

The description of the Adviser and Sub-Adviser is found under the captions “Management of the Fund - Investment Adviser” and “Management of the Fund - Investment Sub-Adviser” in the Prospectus and under the captions “Management Services - Adviser” and “Management Services - Sub-Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein.  The Adviser and Sub-Adviser may provide investment advisory services to other persons or entities other than the Registrant.

The information as to the directors and officers of Virtus ETF Advisers LLC set forth in the Virtus ETF Advisers LLC’s Form ADV filed with the SEC (Reference No. 801-78585) and amended through the date hereof, is incorporated herein by reference.

The information as to the directors and officers of Newfleet Asset Management, LLC set forth in Newfleet Asset Management, LLC’s Form ADV filed with the SEC (Reference No. 801-51559), and amended through the date hereof, is incorporated herein by reference.

The information as to the directors and officers of Duff & Phelps Investment Management Co. set forth in Duff & Phelps Investment Management Co.’s Form ADV filed with the SEC (Reference No. 801-14813), and amended through the date hereof, is incorporated herein by reference.

The information as to the directors and officers of Rampart Investment Management Company, LLC set forth in Rampart Investment Management Company, LLC’s Form ADV filed with the SEC (Reference No. 801-77244), and amended through the date hereof, is incorporated herein by reference.

Item 32. Principal Underwriters

(a) ETF Distributors LLC (the “Distributor”) acts as the distributor for each series of the Registrant and each series of ETFis Series Trust I.

(b) The directors and officers of the Distributor are as follows:

Name*	Positions with the Distributor	Positions with Trust
Michael A. Angerthal	Executive Vice President	n/a
George R. Aylward	Executive Vice President	Trustee
Matthew Brown	President	n/a
Kevin J. Carr	Assistant Secretary	n/a
Mark S. Flynn	General Counsel and Secretary	n/a
Brinton Frith	Senior Vice President	Treasurer and Chief Financial Officer
David G. Hanley	Treasurer	n/a
David Martin	Vice President and Chief Compliance Officer	n/a
Mardelle Peña	Executive Vice President	n/a
William J. Smalley	Executive Vice President	President, Chief Executive Officer, Secretary

 * The principal business address for each of the above directors and executive officers is: 1540 Broadway, New York, NY 10036.

(c) During the Registrant’s most recent fiscal year, the Distributor did not receive any net underwriting discounts or commissions, compensation on redemptions and repurchases, brokerage commissions or other compensation.

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following locations:

Virtus ETF Advisers LLC

1540 Broadway

New York, NY 10036

The Bank of New York Mellon

101 Barclay Street

New York, NY 10007

ETF Distributors LLC

1540 Broadway

New York, NY 10036

Newfleet Asset Management, LLC

100 Pearl Street

Hartford, CT 06103

Duff & Phelps Investment Management Co.

200 South Wacker Drive, Suite 500

Chicago, IL 60606

Rampart Investment Management Company, LLC

One International Place, 14th Floor

Boston, MA 02110

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 30th day of May, 2017.

VIRTUS ETF TRUST II
(Registrant)

By:	/s/ William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ William J. Smalley William J. Smalley	President (Principal Executive Officer)	May 30, 2017

/s/ Brinton Frith Brinton Frith	Treasurer (Principal Financial Officer)	May 30, 2017

/s/ George R. Aylward* George R. Aylward	Trustee	May 30, 2017

/s/ Stephen G. O’Grady* Stephen G. O’Grady	Trustee	May 30, 2017

/s/ James Simpson* James Simpson	Trustee	May 30, 2017

/s/ Robert S. Tull* Robert S. Tull	Trustee	May 30, 2017

/s/ Myles J. Edwards* Myles J. Edwards	Trustee	May 30, 2017

* By:	/s/ William J. Smalley	May 30, 2017
William J. Smalley, Attorney-in-fact

Exhibit Index

None